Statutory Insurance Financial Information (Tables)	12 Months Ended
Dec. 31, 2022
Statutory Insurance Financial Information
Statutory Net Income (Loss) and Statutory Capital and Surplus of Principal Life (Table)

	As of or for the year ended December 31,
	2022	2021	2020

	(in millions)
Statutory net income (loss)	$(1,563.1)	$864.0	$915.9
Statutory capital and surplus	4,304.4	5,375.2	5,682.4